UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Large-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio

March 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.1%
Boeing Co. (The)	20,312	$1,743,785
United Technologies Corp.	34,088	3,184,842

		$4,928,627

Air Freight & Logistics — 1.3%
FedEx Corp.	20,318	$1,995,228

		$1,995,228

Automobiles — 1.0%
Ford Motor Co.	123,800	$1,627,970

		$1,627,970

Beverages — 2.6%
Coca-Cola Co. (The)	47,567	$1,923,609
PepsiCo, Inc.	26,650	2,108,282

		$4,031,891

Biotechnology — 4.7%
Celgene Corp.(1)	21,333	$2,472,708
Gilead Sciences, Inc.(1)	79,938	3,911,366
Vertex Pharmaceuticals, Inc.(1)	19,500	1,072,110

		$7,456,184

Building Products — 0.9%
Fortune Brands Home & Security, Inc.(1)	37,972	$1,421,292

		$1,421,292

Chemicals — 3.9%
Cytec Industries, Inc.	10,693	$792,137
Ecolab, Inc.	31,385	2,516,449
Monsanto Co.	26,439	2,792,752

		$6,101,338

Commercial Banks — 2.3%
PNC Financial Services Group, Inc.	24,300	$1,615,950
Wells Fargo & Co.	55,119	2,038,852

		$3,654,802

Communications Equipment — 5.1%
F5 Networks, Inc.(1)	16,764	$1,493,337
QUALCOMM, Inc.	96,649	6,470,651

		$7,963,988

Security	Shares	Value
Computers & Peripherals — 6.9%
Apple, Inc.	18,358	$8,125,801
EMC Corp.(1)	116,975	2,794,533

		$10,920,334

Consumer Finance — 1.7%
American Express Co.	40,300	$2,718,638

		$2,718,638

Diversified Financial Services — 1.1%
Citigroup, Inc.	38,500	$1,703,240

		$1,703,240

Electrical Equipment — 2.2%
Emerson Electric Co.	41,100	$2,296,257
Generac Holdings, Inc.	33,067	1,168,588

		$3,464,845

Energy Equipment & Services — 3.2%
Cameron International Corp.(1)	25,108	$1,637,042
Halliburton Co.	22,937	926,884
Schlumberger, Ltd.	32,634	2,443,960

		$5,007,886

Food & Staples Retailing — 3.8%
Costco Wholesale Corp.	15,000	$1,591,650
Wal-Mart Stores, Inc.	22,950	1,717,348
Walgreen Co.	55,400	2,641,472

		$5,950,470

Food Products — 4.8%
Green Mountain Coffee Roasters, Inc.(1)	52,897	$3,002,434
Hershey Co. (The)	11,053	967,469
Mead Johnson Nutrition Co.	16,255	1,258,950
Mondelez International, Inc., Class A	73,100	2,237,591

		$7,466,444

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	65,925	$2,328,471
Covidien PLC	34,405	2,334,035
Stryker Corp.	28,500	1,859,340

		$6,521,846

Hotels, Restaurants & Leisure — 2.8%
Marriott International, Inc., Class A	40,879	$1,726,320
Starbucks Corp.	45,963	2,618,053

		$4,344,373

Security	Shares	Value
Household Products — 0.7%
Colgate-Palmolive Co.	9,908	$1,169,441

		$1,169,441

Industrial Conglomerates — 1.2%
3M Co.	17,702	$1,881,900

		$1,881,900

Internet & Catalog Retail — 4.3%
Amazon.com, Inc.(1)	16,401	$4,370,702
priceline.com, Inc.(1)	3,475	2,390,557

		$6,761,259

Internet Software & Services — 6.5%
eBay, Inc.(1)	35,452	$1,922,208
Facebook, Inc., Class A(1)	63,018	1,612,000
Google, Inc., Class A(1)	8,474	6,728,610

		$10,262,818

IT Services — 3.9%
Cognizant Technology Solutions Corp., Class A(1)	25,500	$1,953,555
Teradata Corp.(1)	28,167	1,648,051
Visa, Inc., Class A	15,172	2,576,813

		$6,178,419

Leisure Equipment & Products — 0.8%
Polaris Industries, Inc.	14,021	$1,296,802

		$1,296,802

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	36,478	$1,530,982

		$1,530,982

Machinery — 2.0%
Caterpillar, Inc.	17,829	$1,550,588
Deere & Co.	17,816	1,531,820

		$3,082,408

Media — 2.3%
Viacom, Inc., Class B	16,941	$1,043,057
Walt Disney Co. (The)	46,553	2,644,211

		$3,687,268

Oil, Gas & Consumable Fuels — 2.4%
EOG Resources, Inc.	13,721	$1,757,248
Range Resources Corp.	24,200	1,961,168

		$3,718,416

Security	Shares	Value
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	19,950	$1,277,399

		$1,277,399

Pharmaceuticals — 4.3%
Allergan, Inc.	28,306	$3,159,799
Perrigo Co.	15,500	1,840,315
Roche Holding AG ADR	31,139	1,824,745

		$6,824,859

Road & Rail — 1.2%
Union Pacific Corp.	13,647	$1,943,469

		$1,943,469

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom Corp., Class A	76,550	$2,653,989
Intel Corp.	57,700	1,260,745
NXP Semiconductors NV(1)	62,277	1,884,502

		$5,799,236

Software — 4.9%
Intuit, Inc.	31,400	$2,061,410
Microsoft Corp.	88,019	2,518,224
Oracle Corp.	45,187	1,461,347
VMware, Inc., Class A(1)	20,615	1,626,111

		$7,667,092

Specialty Retail — 2.9%
Bed Bath & Beyond, Inc.(1)	20,600	$1,327,052
Home Depot, Inc. (The)	26,019	1,815,606
Urban Outfitters, Inc.(1)	38,446	1,489,398

		$4,632,056

Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	35,800	$2,112,558

		$2,112,558

Total Common Stocks (identified cost $108,628,598)		$157,105,778

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$90	$90,197

Total Short-Term Investments (identified cost $90,197)		$90,197

Total Investments — 99.9% (identified cost $108,718,795)		$157,195,975

Other Assets, Less Liabilities — 0.1%		$102,453

Net Assets — 100.0%		$157,298,428

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2013 was $135.

The Portfolio did not have any open financial instruments at March 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$108,754,723

Gross unrealized appreciation	$48,985,316
Gross unrealized depreciation	(544,064)

Net unrealized appreciation	$48,441,252

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$157,105,778	*	$—	$—	$157,105,778
Short-Term Investments	—		90,197	—	90,197
Total Investments	$157,105,778		$90,197	$—	$157,195,975

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At March 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2013